RESTRUCTURING (2009 Restructuring - Restructuring Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended		3 Months Ended												12 Months Ended				3 Months Ended													12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		15 Months Ended	27 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended								12 Months Ended						3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010 2009 Restructuring Plan [Member] employees	Jun. 30, 2010 2009 Restructuring Plan [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member] employees	Jun. 30, 2009 2009 Restructuring Plan [Member] years	Dec. 31, 2009 2009 Restructuring Plan [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Employee Severance [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Employee Severance [Member] employees	Mar. 31, 2010 2009 Restructuring Plan [Member] Electronic and Functional Materials [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Electronic and Functional Materials [Member]	Jun. 30, 2010 2009 Restructuring Plan [Member] Coatings and Infrastructure Solutions [Member]	Mar. 31, 2010 2009 Restructuring Plan [Member] Coatings and Infrastructure Solutions [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Coatings and Infrastructure Solutions [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Performance Materials [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Peformance Plastics [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Feedstocks and Energy [Member]	Jun. 30, 2010 2009 Restructuring Plan [Member] Corporate [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Corporate [Member]	Mar. 31, 2010 Certain Acrylic Monomer And Specialty Latex Assets Divestiture As Condition To the Acquisition of ROH [Member]	Jun. 30, 2009 Certain Acrylic Monomer And Specialty Latex Assets Divestiture As Condition To the Acquisition of ROH [Member] Coatings and Infrastructure Solutions [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Mar. 31, 2010 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member] Electronic and Functional Materials [Member]	Jun. 30, 2009 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member] Coatings and Infrastructure Solutions [Member]	Jun. 30, 2009 Capital Project Spending, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Capital Project Spending, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Other Assets, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Other Assets, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Environmental Remediation and Asbestos Abatement, Exit or Disposal Activities [Member] Corporate [Member]	Jun. 30, 2009 Shutdown of a Number of hydrocarbons and chemical facilities [Member] Feedstocks and Energy [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] employees	Dec. 31, 2008 2008 Restructuring Plan [Member] employees	Dec. 31, 2010 2008 Restructuring Plan [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member]	Mar. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Electronic and Functional Materials [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Coatings and Infrastructure Solutions [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Performance Materials [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Peformance Plastics [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Feedstocks and Energy [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Corporate [Member]	Mar. 31, 2009 2008 Restructuring Plan [Member] Corporate [Member] employees	Dec. 31, 2008 2008 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2009 Corporate-2008, Adjustments to Restructuring Charges [Member]	Dec. 31, 2009 Corporate-2008, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Corporate-2008, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Corporate-2008, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Performance Materials [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Peformance Plastics [Member]	Dec. 31, 2009 2007 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Corporate [Member]	Jun. 30, 2009 2007 Restructuring Plan [Member] Agricultural Sciences [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Agricultural Sciences [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2010 Electronic and Functional Materials [Member]		Dec. 31, 2009 Electronic and Functional Materials [Member]		Dec. 31, 2008 Electronic and Functional Materials [Member]		Dec. 31, 2010 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2009 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2008 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2010 Performance Materials [Member]		Dec. 31, 2009 Performance Materials [Member]		Dec. 31, 2008 Performance Materials [Member]		Dec. 31, 2010 Peformance Plastics [Member]		Dec. 31, 2009 Peformance Plastics [Member]		Dec. 31, 2008 Peformance Plastics [Member]		Dec. 31, 2010 Feedstocks and Energy [Member]		Dec. 31, 2009 Feedstocks and Energy [Member]		Dec. 31, 2008 Feedstocks and Energy [Member]		Dec. 31, 2010 Corporate [Member]		Dec. 31, 2009 Corporate [Member]		Dec. 31, 2008 Corporate [Member]		Dec. 31, 2010 Agricultural Sciences [Member]		Dec. 31, 2009 Agricultural Sciences [Member]		Dec. 31, 2008 Agricultural Sciences [Member]
Restructuring Cost and Reserve [Line Items]
Severance payments, time period										2
Number of planned positions to be eliminated																					2,500
Restructuring charges	$ 26	[1]	$ 689	[1]	$ 839	[1]		$ 13		$ 677	$ 13	$ 29	$ 689									$ 8	$ 48	$ 12	$ 8	$ 262	$ 2	$ 1	$ 140	$ 1	$ 224			$ 13																$ 785		$ 19	$ 839															$ 10	$ 16	$ 120	$ 122	$ 87			$ 430	$ 19						$ 50					$ (15)	$ 3							$ (5)	$ 5							$ 8	[1]	$ 48	[1]	$ 10	[1]	$ 20	[1]	$ 262	[1]	$ 16	[1]	$ 0	[1]	$ 2	[1]	$ 122	[1]	$ 0	[1]	$ 1	[1]	$ 172	[1]	$ 0	[1]	$ 140	[1]	$ 84	[1]	$ (2)	[1]	$ 251	[1]	$ 432	[1]	$ 0	[1]	$ (15)	[1]	$ 3	[1]
Asset write-downs and write-offs			464					5		454			454										48			258	2	1	140		5	8	205					8	96	26	46	48	20	13	7	5		126		336			366															10	15	99	120	84			8
Exit or disposal activities								7		68			66										0			4	0	0	0		64																64			128			155															0	1	21	2	3			101
Severance costs								1		155			169										0			0	0	0	0		155																			321			318															0	0	0	0	0			321
Adjustment to reserve														0	21	13	7	0	1																0	13	0														(3)				0	0		0	0						19	(3)	19						(3)				0	0	19	5	2		(5)	5	(15)	3			0	0	(15)	3	0	0			0	0	0	5	(5)	0
Restructuring reserve, settled with cash											(72)	(77)		0	0	0	0	(72)	(77)	(149)																														(2)	(27)	(287)		0	0	0	0	0	0	(2)	(27)	(287)	(289)	(316)
Restructuring reserve, ending balance							$ 74		$ 152		$ 152	$ 74	$ 152	$ 0	$ 0	$ 68	$ 68	$ 84	$ 6	$ 6																													$ 188	$ 447	$ 154	$ 188	$ 447	$ 0	$ 0	$ 0	$ 128	$ 132	$ 135	$ 319	$ 22	$ 53	$ 53	$ 22
Restructuring and Related Cost, Expected Number of Positions Eliminated							189		1,221																																								293	3,000																								500

[1]	See Note C for information regarding restructuring charges.